Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
FINANCIAL ASSETS
Trading loans, securities, and other	$ 143,726	$ 147,590
Non-trading financial assets at fair value through profit or loss	10,946	9,390
Derivatives	103,873	54,427
Financial assets designated at fair value through profit or loss	5,039	4,564
Financial assets at fair value through other comprehensive income	69,675	79,066
Debt securities at amortized cost, net of allowance for credit losses	342,774	268,939
Loans	831,043	722,622
Other	25,302	17,179
FINANCIAL LIABILITIES
Derivatives	91,133	57,122
Obligations related to securities sold short	45,505	42,384
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	11,022	11,143
Non-trading financial assets at fair value through profit or loss	7,024	6,499
Derivatives	608	95
Financial assets designated at fair value through profit or loss	18	6
Financial assets at fair value through other comprehensive income	27,462	25,696
Debt securities at amortized cost, net of allowance for credit losses	155,746	117,670
Loans	4,554	2,403
Other	3,493	3,025
Total assets	209,927	166,537
FINANCIAL LIABILITIES
Derivatives	270	513
Obligations related to securities sold short	2,504	2,564
Total liabilities	2,774	3,077
Off-balance sheet exposure	23,038	20,633
Maximum exposure to loss from involvement with unconsolidated structured entities	230,191	184,093
Size of sponsored unconsolidated structured entities	45,315	53,550
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	10,046	10,060
Non-trading financial assets at fair value through profit or loss	6,167	5,770
Financial assets at fair value through other comprehensive income	23,795	23,446
Debt securities at amortized cost, net of allowance for credit losses	155,178	117,246
Loans	4,550	2,399
Other	5	4
Total assets	199,741	158,925
FINANCIAL LIABILITIES
Obligations related to securities sold short	2,172	2,199
Total liabilities	2,172	2,199
Off-balance sheet exposure	16,083	13,372
Maximum exposure to loss from involvement with unconsolidated structured entities	213,652	170,098
Size of sponsored unconsolidated structured entities	11,515	10,266
Investment funds and trusts [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	976	1,083
Non-trading financial assets at fair value through profit or loss	806	665
Derivatives	608	95
Financial assets designated at fair value through profit or loss	18	6
Financial assets at fair value through other comprehensive income	3,667	2,247
Debt securities at amortized cost, net of allowance for credit losses	568	424
Loans	4	4
Total assets	6,647	4,524
FINANCIAL LIABILITIES
Derivatives	270	513
Obligations related to securities sold short	332	365
Total liabilities	602	878
Off-balance sheet exposure	4,983	5,962
Maximum exposure to loss from involvement with unconsolidated structured entities	11,028	9,608
Size of sponsored unconsolidated structured entities	33,800	42,834
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss	51	64
Financial assets at fair value through other comprehensive income		3
Other	3,488	3,021
Total assets	3,539	3,088
FINANCIAL LIABILITIES
Off-balance sheet exposure	1,972	1,299
Maximum exposure to loss from involvement with unconsolidated structured entities	$ 5,511	4,387
Size of sponsored unconsolidated structured entities		$ 450